Business Segments	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Business Segments

NOTE 24	Business Segments
Within the Company, financial performance is measured by major lines of business based on the products and services provided to customers through its distribution channels. These operating segments are components of the Company about which financial information is prepared and is evaluated regularly by management in deciding how to allocate resources and assess performance. The Company has the following reportable operating segments:
Wealth, Corporate, Commercial and Institutional Banking Wealth, Corporate, Commercial and Institutional Banking provides core banking, specialized lending, transaction and payment processing, capital markets, asset management, and brokerage and investment related services to wealth, middle market, large corporate, government and institutional clients.
Consumer and Business Banking Consumer and Business Banking comprises consumer banking, small business banking and consumer lending. Products and services are delivered through banking offices, telephone servicing and sales, online services, direct mail, ATM processing, mobile devices, distributed mortgage loan officers, and intermediary relationships including auto dealerships, mortgage banks, and strategic business partners.
Payment Services Payment Services includes consumer and business credit cards, stored-value cards, debit cards, corporate, government and purchasing card services and merchant processing.
Treasury and Corporate Support Treasury and Corporate Support includes the Company’s investment portfolios, funding, capital management, interest rate risk management, income taxes not allocated to business segments, including most investments in tax-advantaged projects, and the residual aggregate of those expenses associated with corporate activities that are managed on a consolidated basis.
Basis of Presentation Business segment results are derived from the Company’s business unit profitability reporting systems by specifically attributing managed balance sheet assets, deposits and other liabilities and their related income or expense. The allowance for credit losses and related provision expense are allocated to the business segments according to the volume and credit quality of the loan balances managed, but with the impact of changes in economic forecasts recorded in Treasury and Corporate Support. Goodwill and other intangible assets are assigned to the business segments based on the mix of business of an entity acquired by the Company. Within the Company, capital levels are evaluated and managed centrally; however, capital is allocated to the business segments to support evaluation of business performance. Business segments are allocated capital on a risk-adjusted basis considering economic and regulatory capital requirements. Generally, the determination of the amount of capital allocated to each business segment includes credit allocations following a Basel III regulatory framework. Interest income and expense is determined based on the assets and liabilities managed by the business segment. Because funding and asset/liability management is a central function, funds transfer-pricing methodologies are utilized to allocate a cost of funds used or credit for funds provided to all business segment assets and liabilities, respectively, using a matched funding concept. Also, each business unit is allocated the taxable-equivalent benefit of tax-exempt products. The residual effect on net interest income of asset/liability management activities is included in Treasury and Corporate Support. Noninterest income and expenses directly managed by each business segment, including fees, service charges, salaries and benefits, and other direct revenues and costs are accounted for within each segment’s financial results in a manner similar to the consolidated financial statements. Occupancy costs are allocated based on utilization of facilities by the business segments. Generally, operating losses are charged to the business segment when the loss event is realized in a manner similar to a loan charge-off. Noninterest expenses incurred by centrally managed operations or business segments that directly support another business segment’s operations are charged to the applicable business segment based on its utilization of those services, primarily measured by the volume of customer activities, number of employees or other relevant factors. These allocated expenses are reported as net shared services expense within noninterest expense. Certain activities that do not directly support the operations of the business segments or for which the business segments are not considered financially accountable in evaluating their performance are not charged to the business segments. The income or expenses associated with these corporate activities, including merger and integration charges, are reported within the Treasury and Corporate Support business segment. Income taxes are assessed to each business segment at a standard tax rate with the residual tax expense or benefit to arrive at the consolidated effective tax rate included in Treasury and Corporate Support.
Designations, assignments and allocations change from time to time as management systems are enhanced, methods of evaluating performance or product lines change or business segments are realigned to better respond to the Company’s diverse customer base. During 2023, certain organization and methodology changes were made, including the Company combining its Wealth Management and Investment Services and Corporate and Commercial Banking lines of businesses to create the Wealth, Corporate, Commercial and Institutional Banking line of business during the third quarter. Prior period results were restated and presented on a comparable basis.
Business segment results for the years ended December 31 were as follows:

	Wealth, Corporate, Commercial and Institutional Banking		Consumer and Business Banking				Payment Services
(Dollars in Millions)	2023	2022	2023		2022		2023		2022
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$6,129	$5,213	$8,331		$6,764		$2,702		$2,504
Noninterest income	4,143	3,561	1,662		1,536		4,056	(a)	3,794	(a)
Total net revenue	10,272	8,774	9,993		8,300		6,758		6,298
Noninterest expense	5,183	4,135	6,964		5,779		3,772		3,525
Income (loss) before provision and income taxes	5,089	4,639	3,029		2,521		2,986		2,773
Provision for credit losses	334	154	79		75		1,394		980
Income (loss) before income taxes	4,755	4,485	2,950		2,446		1,592		1,793
Income taxes and taxable-equivalent adjustment	1,190	1,122	738		612		398		449
Net income (loss)	3,565	3,363	2,212		1,834		1,194		1,344
Net (income) loss attributable to noncontrolling interests	—	—	—		—		—		—
Net income (loss) attributable to U.S. Bancorp	$3,565	$3,363	$2,212		$1,834		$1,194		$1,344

Average Balance Sheet
Loans	$175,780	$150,512	$161,862		$144,441		$38,471		$34,627
Other earning assets	6,615	4,771	2,388		3,117		97		634
Goodwill	4,682	3,634	4,466		3,250		3,327		3,305
Other intangible assets	1,007	365	5,265		3,784		350		423
Assets	202,642	169,554	179,103		160,174		44,292		41,072
Noninterest-bearing deposits	70,977	82,671	31,082		31,719		2,981		3,410
Interest-bearing deposits	199,780	175,345	189,148		163,190		103		162
Total deposits	270,757	258,016	220,230		194,909		3,084		3,572
Total U.S. Bancorp shareholders’ equity	22,362	18,159	16,016		12,678		9,310		8,233

	Treasury and Corporate Support		Consolidated Company
(Dollars in Millions)	2023	2022	2023		2022
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$365	$365	$17,527		$14,846
Noninterest income	756	565	10,617	(b)	9,456	(b)
Total net revenue	1,121	930	28,144		24,302
Noninterest expense	2,954	1,467	18,873		14,906
Income (loss) before provision and income taxes	(1,833)	(537)	9,271		9,396
Provision for credit losses	468	768	2,275		1,977
Income (loss) before income taxes	(2,301)	(1,305)	6,996		7,419
Income taxes and taxable-equivalent adjustment	(788)	(602)	1,538		1,581
Net income (loss)	(1,513)	(703)	5,458		5,838
Net (income) loss attributable to noncontrolling interests	(29)	(13)	(29)		(13)
Net income (loss) attributable to U.S. Bancorp	$(1,542)	$(716)	$5,429		$5,825

Average Balance Sheet
Loans	$5,162	$3,993	$381,275		$333,573
Other earning assets	214,824	203,248	223,924		211,770
Goodwill	—	—	12,475		10,189
Other intangible assets	17	5	6,639		4,577
Assets	237,403	221,349	663,440		592,149
Noninterest-bearing deposits	2,728	2,594	107,768		120,394
Interest-bearing deposits	8,864	3,293	397,895		341,990
Total deposits	11,592	5,887	505,663		462,384
Total U.S. Bancorp shareholders’ equity	5,972	11,346	53,660		50,416
(a)Presented net of related rewards and rebate costs and certain partner payments of $3.0 billion and $2.9 billion for 2023 and 2022, respectively.
(b)Includes revenue generated from certain contracts with customers of $8.8 billion and $8.0 billion for 2023 and 2022, respectively.